Stock Options (Details 2) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Stock Options Details 2
Research and development	$ 100,630
General and administrative	803,374	$ 282,262
Total	$ 904,004	$ 282,262